Liability for Minimum Royalties	12 Months Ended
Dec. 31, 2018
Liability for Minimum Royalties [Abstract]
LIABILITY FOR MINIMUM ROYALTIES

NOTE 6 – LIABILITY FOR MINIMUM ROYALTIES

At inception of the Company, the Company entered into a license agreement with B.G. Negev Technologies and Applications Ltd. (a wholly owned subsidiary of Ben Gurion University – Israel) and Mor Research Applications Ltd. (a wholly owned subsidiary of Clalit Medical Services – Israel). According to the license agreement, the Company is committed to pay minimum royalties to the licensors some of which are payable without any connection to the Company’s sales (see also Note 10B).